Notes Payable and Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable and Line of Credit

Note 3 – Notes Payable and Line of Credit

Notes payable

On January 9, 2015 the Company issued $125,000 in convertible notes to an investor group and an additional $25,000 in February 2015. The notes have a maturity of one (1) year and interest rate of 10% per annum and are convertible at a price of 50% of the average closing bid prices on the primary trading market on which the Company’s Common Stock is then listed for the five (5) trading days immediately prior to conversion. In conjunction with the notes the Company issued 33,333 Warrants to the Investors with a strike price of $6.00 per share. The warrants are cashless and exercisable for a period of five (5) years from closing. The Company also issued a banking advisory fee of 11,667 shares of common stock of the Company to the investors valued at $50,090.

On January 26, 2015, the Company issued a convertible note amounting to $78,750. The note is subject to annual interest of 8%, has a term of one (1) year and is convertible to common stock at a price equal to 58% of the lowest closing bid prices for the last 15 trading days prior to conversion. The note may be prepaid, but carries a penalty in association with the remittance amount, as there is an accretion component to satisfy the note with cash. Also on January 26, 2015, the Company issued a second convertible note amounting to $78,750 referenced as a backend note in which the proceeds are only available at the option of the Company and then only if the initial note for $78,750 has been satisfied. This note is subject to annual interest of 8%, has a term of one (1) year and is convertible to common stock at a price equal to 58% of the lowest closing bid prices for the last 15 trading days prior to conversion.

During February and March 2015, pursuant to a Securities Purchase Agreement between the Company and Magna Equities II, LLC (“Magna Equities II”), the Company issued to Magna Equities II a convertible promissory note (the “Magna Equities II Note”) in the aggregate principal amount of $175,000. $100,000 was funded on February 27, 2015 and $75,000 was funded on March 2, 2015. The principal due under the Magna Equities II Note accrues interest at a rate of 12% per annum. All principal and accrued interest under the Magna Equities II Note must be repaid one year from the funding set forth above. All principal and accrued interest under the Magna Equities II Note is convertible into shares of Common Stock at a conversion price equal to the lesser of (i) a 40% discount from the lowest daily trading price in the five (5) trading days prior to conversion, or (ii) a fixed price of $0.25.

On March 2, 2015, pursuant to a Securities Exchange Agreement between the Company and Magna Equities I, LLC (“Magna Equities I”), the Company issued to Magna Equities I a convertible promissory note (the “Magna Equities I Note”) in the aggregate principal amount of $200,000, in exchange for $200,000 of existing debt of the Company that Magna Equities I purchased from third parties. The Magna Equities I Note accrues interest at a rate of ten percent per annum. All principal and accrued interest under the Magna Equities I Note is due on March 2, 2016. All principal and accrued interest under the Magna Equities I Note is convertible into shares of common stock of the Company, par value $0.001 per share, at a conversion price equal to a 40% discount from the lowest daily trading price in five (5) trading days prior to conversion. At any time during the period beginning on the Issue Date and ending on the date which is ninety (90) days thereafter, the Company may prepay any portion of the principal amount and accrued interest at 135% of such amount upon three (3) days’ written notice to Magna Equities I. In addition, beginning on the date which is thirty (30) calendar days after the Issue Date, Magna Equities I shall be obligated to purchase an additional $200,000 of Magna Equities I Notes every thirty (30) calendar days, up to a total of $1 million in additional purchases.

On March 15th and on March 27th, 2015 the Company issued a convertible promissory note in the aggregate principal amount of $15,000 and $29,500 respectively under the same terms as the Magna Equities II Note.

On April 8, 2015, pursuant to a Securities Exchange Agreement between the Company and Magna Equities I, LLC, the Company issued to Magna Equities I a convertible promissory note in the aggregate principal amount of $200,000, in exchange for $200,000 of existing debt of the Company that Magna Equities I purchased from third parties. The Magna Equities I Note accrues interest at a rate of ten percent per annum. All principal and accrued interest under the Magna Equities I Note is due on March 2, 2016. All principal and accrued interest under the Magna Equities I Note is convertible into shares of common stock of the Company, par value $0.001 per share, at a conversion price equal to a 40% discount from the lowest daily trading price in five (5) trading days prior to conversion.

On April 15, 2015, in connection with the acquisition of RocketHub, the Company assumed as part of the transaction seven convertible notes with an aggregate face value of $255,000 bearing an interest rate of 0.25%. While these notes are due during the third quarter of 2015, the Company is currently attempting to extend the maturity date of these convertible notes. In connection with the Merger Agreement, certain significant Sellers entered into non-competition and non-solicitation agreements in favor of the Company and RocketHub. In connection with the Merger Agreement, RocketHub also entered into employment agreements with certain of its existing key employees. Additionally, certain outstanding convertible promissory notes of RocketHub for an aggregate principal amount of $255,000 (the “Convertible Notes”) remain outstanding after the Merger, but will be convertible into shares of Common Stock.  Convertible Notes with an aggregate principal amount of $95,000 mature on April 27, 2015 and have a conversion price of $1.1751 per share (subject to customary adjustments). However, in connection with the Merger, the holders of Convertible Notes with an aggregate principal amount of $160,000 agreed to extend the maturity of their Convertible Notes for a period of approximately 4 months (with $150,000 in principal amount extended until August 31, 2015 and $10,000 in principal amount extended until May 31, 2016) in exchange for a reduced conversion price of $0.70 per share (subject to customary adjustments).

On May 1, 2015 the Company issued to Magna Equities I, LLC a convertible promissory note in the aggregate principal amount of $53,000 under the same terms as the.

On May 20, 2015 the Company issued to Magna Equities I, LLC a convertible promissory note in the aggregate principal amount of $200,000 under the same terms as the previous note.

On May 27, 2015 the Company issued a convertible promissory note in the aggregate principal amount of $85,000 under the same terms as the Magna Equities II Note.

During the six months ended June 30, 2015, the Company issued approximately $110,000 shares to convert approximately $700,000 of convertible debt and accrued interest.

During the six months ended June 30, 2015 the Company recognized $420,674 of interest expense due to the amortization of debt discounts on all convertible and unsecured short term notes.

The fair value of the derivative liability at the re-measurement date amounting to $967,002 was credited to additional paid in capital. The derivative liability was valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 -135.00	$4.80 - 114.00
Risk-free interest rate	0.01% - 0.04%	0.05%
Dividend yield	0%	0%
Volatility factor	269% - 655%	319%
Term	0.07 - 0.16 years	0.25 years

A summary of activity for Convertible notes payable during the six months ended June 30, 2015 is set forth below:

Balance at December 31, 2014	$1,312,348
Proceeds from convertible notes	874,014
Payments	(6,212)
Assumption of debt in acquisition	255,000
Assignment of debt from line of credit	$115,000
Conversion of convertible notes to equity	(616,222)
Debt discount on new convertible notes and shares issued with debt	(1,186,250)
Amortization of debt discount	420,674
Balance at June 30, 2015	1,168,352

Odom - Line of Credit

On June 7, 2013, the Company entered into a Revolving Line of Credit Agreement (the “Odom Agreement”) with Charles Odom, the lender, in the amount of $750,000. Pursuant to the Agreement, the lender agreed to make loans to the Company from time to time commencing on the date of the Agreement for a period of twenty four (24) months thereafter ending June 7, 2015.

As of June 30, 2015, the Company has drawn $475,000 from the line and has made a payment of $75,000 during the first quarter of 2015 with another payment of $40,000 in the second quarter of 2015, leaving a current outstanding balance of $360,000 as of June 30, 2015. As required by the Odom Agreement, the Company also issued 1,979 shares to the lender, proportionate to amounts that had been drawn, which was recognized as deferred financing fees of $475,000 and amortized over the term of the line of credit. For the six months ended June 30, 2015, $58,227 has been amortized into interest expense. All amounts drawn from the line of credit are subject to annual interest of 15% and will mature within a period of 12 months or within 14 days after the Company has a capital raise with proceeds of $10 million, whichever is earlier. The line of credit is secured by all of the assets of the Company. We have been advised by the lender that, due to extenuating circumstances, he is not currently able to provide us with additional advances under the line of credit.

Bank loans

Through the acquisition of the HT Skills entity on July 1, 2014 the Company also assumed three separate banking activities where the former principal owner of HT Skills has continued to guarantee the amount of the funds provided whether in an overdraft or outstanding balance position. As of June 30, 2015, HT Skills has an outstanding balance on their overdraft facility of $60,908 (£40,331) which is included in accounts payable in the consolidated balance sheets. As of June 30, 2015, HT Skills has outstanding balances for two term loans totaling to $141,759 (£93,833). These loans mature on May 31, 2015, are subject to annual interest at a rate of 8% over the prevailing Bank of England Base Rate (the Bank of England base rate is currently 0.5% a year, but may change from time to time) and are secured by the assets of HT Skills. These Bank Loans per the Company’s Purchase Agreement with the Shareholders of HTSkills, are the obligation of the former owner of HT Skills and will be reimbursed to the Company.

In March 2015, Robson Dowry entered into a receivables factoring agreement with Lloyds Bank PLC whereby Robson Dowry will be able to finance up to 80% of their receivables up to $100,000 (£65,000). This factoring agreement has a funding period of four months for the receivables presented and carries an interest rate of 4.98% above the base rate or 6% (whichever is higher). As of June 30, 2015, the outstanding balance on this agreement was $57,465.

Note 5. Notes Payable and Line of Credit

Notes payable

During the years ended December 31, 2014 and 2013 the Company issued unsecured convertible notes payable to individuals totaling $1,916,950 and $1,004,410, respectively. These notes bear annual interest of 0%-12%, mature within a period ranging from six (6) months to one (1) year from issuance and are convertible into common shares at prices ranging from $12.00 to $180.00 per common share. The Company also issued five unsecured short-term notes payable to individuals totaling $223,488 in 2013. These notes bear annual interest of 12% and mature within a period of six (6) months from issuance.

The Company issued a total of 12,794 common shares and 1,667 warrants in 2014 and 1,257 common shares in 2013, with the notes and the relative fair value of the shares and warrants amounting to $656,671 in 2014 and $361,816 in 2013 were recognized as debt discounts and amortized over the term of the notes. The warrants issued with the 2014 convertible notes have a term of 36 months and an exercise price of Euro 27.00 per share. The Company evaluated the embedded conversion features within the convertible debt under ASC 815 “Derivatives and Hedging” and determined that the embedded conversion feature of certain notes issued in 2014 qualified for derivative accounting. See Note 7. Additionally, the instruments were evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion features. The Company determined the beneficial conversion feature for all convertible notes to be $860,697 and $581,887 in 2014 and 2013, respectively, which was recognized as a debt discount and amortized over the term of the notes.

During the years ended December 31, 2014 and 2013, the Company made principal repayments totaling $61,537 and $1,876, respectively. Likewise, 150,316 and 10,215 common shares were issued to convert $1,749,901 and $532,564 of convertible debt and accrued interest in 2014 and 2013, respectively. A loss on conversion of debt amounting to $553,182 was recognized for the twelve months ended December 31, 2014.

On September 19, 2013, the Company amended a convertible note dated January 14, 2013 to extend the maturity date to December 31, 2013 and to remove the convertible feature of the note. The Company issued 50 common shares as consideration for the amendment, the noteholder has subsequently converted his note in January of 2014. The modification of the convertible note was considered substantial under ASC 470-50 and the rules on debt extinguishment were applied. Consequently, a loss on extinguishment of debt was recorded for the twelve months ended December 31, 2013 amounting to $50,109 in connection with this amendment.

During the years ended December 31, 2014 and 2013, the Company recognized $1,855,290 and $841,362, respectively, of interest expense due to the amortization of debt discounts on all convertible and unsecured short-term notes.

A summary of activity for notes payable during the years ended December 31, 2014 and 2013 is set forth below:

	Years Ended December 31,
	2014	2013
Balance, beginning	$983,071	397,285
Proceeds from convertible notes	1,916,950	1,004,410
Proceeds from notes payable	-	223,488
Payable converted to notes	40,739	7,171
Repayments of notes payable	(61,537)	(1,876)
Conversion of convertible notes to equity	(1,630,302)	(532,559)
Debt discount on new convertible notes and shares issued with debt	(1,791,863)	(626,904)
Amortization of debt discount	1,855,290	512,056
Balance, end	$1,312,348	$983,071
Less:
Convertible notes payable	(1,042,904)	(650,762)
Current portion of notes payable – third parties	(261,267)	(318,711)
Non-current portion of notes payable – third parties	$8,177	$13,598

Odom Line of Credit

On June 7, 2013, the Company entered into a Revolving Line of Credit Agreement (the “Odom Agreement”) with Charles Odom, the lender, in the amount of $750,000.   Pursuant to the Agreement, the lender shall make loans to the Company from time to time commencing on the date of the Agreement and shall continue for a period of twenty four (24) months thereafter ending June 7, 2015.

As of December 31, 2014, the Company has drawn $475,000 from the line leaving a current available balance of $275,000. As required by the Odom Agreement, the Company also issued 1,979 shares to the lender, proportionate to amounts drawn, which was recognized as deferred financing fees of $475,000 and amortized over the term of the line of credit. For the twelve months ended December 31, 2014, $245,867 has been amortized into interest expense. All amounts drawn from the line of credit are subject to annual interest of 15% and will mature within a period of 12 months or within 14 days after the Company has a capital raise with proceeds of $10 million, whichever is earlier. The line of credit is secured by all of the assets of the Company. As of March 31, 2015, we had received advances under the line of credit totaling $475,000 and have completed a first repayment of $75,000. We have been advised by the lender that, due to extenuating circumstances, it is not currently able, nor is it likely to provide us with additional advances under the line of credit in the future.

Bank loans

Through the acquisition of the HT Skills entity on July 1, 2014 the Company also assumed three separate banking activities where the former principal owner of HT Skills has continued to guarantee the amount of the funds provided whether in an overdraft or outstanding balance position. As of December 31, 2014, HT Skills has an outstanding balance on their overdraft facility of $63,030 (GBP39,981) which is included in accounts payable in the consolidated balance sheets. As of December 31, 2014, HT Skills has outstanding balances for two term loans totaling to $148,006 (GBP86,500). These loans mature on May 31, 2015, are subject to annual interest at a rate of 8% over the prevailing Bank of England Base Rate (the Bank of England base rate is currently 0.5% a year, but may change from time to time) and are secured by the assets of HT Skills.